Financial Assets and Financial Liabilities - EUR Denominated Assets and Liabilities Represented in RUB (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about maximum exposure to credit risk arising from financial assets [line items]
Current assets	₽ 114,937	₽ 68,856
Trade and other receivables	24,315	16,403
Cash and cash equivalents	17,701	1,706	₽ 3,509	₽ 1,803
Non-current liabilities	(21,369)	(25,168)
Loans and borrowings	(100)	(2,201)
Lease liabilities	(3,886)	(3,958)
Current liabilities	(363,439)	(399,343)
Short-term loans and borrowings	(283,382)	(314,836)
Trade and other payables	(36,278)	(43,783)
Lease liabilities	(7,526)	(7,535)
Currency risk [member] | Euro [member]
Disclosure of detailed information about maximum exposure to credit risk arising from financial assets [line items]
Current assets	417	555
Trade and other receivables	361	470
Cash and cash equivalents	56	85
Non-current liabilities	(26)	(2,173)
Loans and borrowings	0	(2,084)
Lease liabilities	(26)	(89)
Current liabilities	(104,842)	(113,510)
Short-term loans and borrowings	(103,672)	(110,359)
Trade and other payables	(1,074)	(3,025)
Lease liabilities	₽ (96)	₽ (126)